UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22215

International Growth and Income Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

International Growth and Income FundSM

[photo – path of stepping stones on grass]

Semi-annual report for the six months ended December 31, 2010

International Growth and Income Fund seeks to provide long-term growth of capital with current income by investing primarily in the stocks of larger, well-established companies outside the U.S.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2010:
			Lifetime
Class A shares	1 year	5 years	(since 10/1/08)

Reflecting 5.75% maximum sales charge	2.38%	—	11.26%

The total annual fund operating expense ratio was 0.94% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 1, 2008, through December 31, 2008, and reimbursed other fees and expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Applicable fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 28 to 31 for details.

The fund’s 30-day yield for Class A shares as of January 31, 2011, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.44%.

Results for other share classes can be found on page 36.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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For the six months ended December 31, 2010, the global economy continued to show signs of improvement and markets generally registered strong returns. Volatility continued through the period, but upbeat investors looked past Europe’s sovereign debt crisis and money-tightening measures in China to focus on positive corporate earnings and economic growth.

Against that backdrop, International Growth and Income Fund earned a total return of 23.14% during the first half of the fiscal year. While the fund’s return was solid, it trailed the 24.60% return of its benchmark, the MSCI World ex USA Index, which measures more than 20 equity markets in developed countries, excluding the United States. The index is unmanaged and its returns do not include expenses. The Lipper International Funds Index, a measure of the fund’s category peers, also gained 24.60% for the period.

The fund’s total return includes quarterly dividends totaling 44.3 cents a share paid during the period. Shareholders also received a capital gains distribution of 17.5 cents a share in December.

[Begin Sidebar]
Results at a glance
For periods ended December 31, 2010, with all distributions reinvested

			Average annual
	Total returns		total returns
			Lifetime
	Six months	1 year	(since 10/1/2008)
International Growth and
Income Fund (Class A shares)	23.14%	8.62%	14.24%
MSCI World ex USA Index*	24.60	9.43	6.43
Lipper International Funds Index†	24.60	11.03	7.90

*The index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
† Figures do not reflect the effect of sales charges, account fees or taxes.
[End Sidebar]

Market overview

Most of the world’s stock markets enjoyed double-digit gains during the six months. The euro zone — the nations that share the euro as a common currency, and which accounts for 25.6% of the fund’s holdings — posted a dollar-adjusted increase of 21.79%.* Notable exceptions to the strong uptrend were heavily indebted Greece and Ireland, which still rose 6.84% and 2.82%, respectively. Results in the region were fueled by improved economic data and higher corporate profits. GDP expanded at a 0.3% rate in the fourth quarter, driven in part by strong demand for German exports. Broader Europe, which includes the United Kingdom, Switzerland and other nations, and accounts for 51.0% of the portfolio, rose an even stronger 24.84%.

In November, markets retreated when Europe’s sovereign debt crisis returned to the news headlines as Ireland became the second euro zone nation to require support from the European Union and International Monetary Fund. By December, however, both Ireland and Italy enacted budget cuts and euro zone leaders entered discussions for a permanent bailout fund for struggling member nations. Reassured investors turned their attention to positive economic developments and markets rallied to close out the period.

Major markets in the Asia/Pacific region also delivered good results. In Japan, where the government adopted stimulus measures and its central bank cut interest rates, stocks were up 18.74%. Australian equities rose 35.84%, aided in part by surging commodities prices. Many corporations in Asia, as well as Europe and the Americas, benefited from continued economic strength in the developing world, particularly in China and India. Concerns about rising inflation in China, however, led to monetary tightening there, which briefly unsettled markets.

*Country returns are based on MSCI indexes, expressed in U.S. dollars, and assume the reinvestment of gross dividends.

[Begin Sidebar]
Largest equity holdings
(as of December 31, 2010)
		Percent of
Company	Country	net assets

Royal Dutch Shell PLC	United Kingdom	3.0%
British American Tobacco PLC	United Kingdom	3.0
TOTAL	France	2.5
Hongkong Electric Holdings	Hong Kong	2.1
National Grid	United Kingdom	2.1
Bank of Nova Scotia	Canada	2.0
Portugal Telecom	Portugal	1.9
Nintendo	Japan	1.9
Schneider Electric	France	1.8
Tesco PLC	United Kingdom	1.8
[End Sidebar]

[Begin Sidebar]
Where the fund’s assets were invested
Percent of net assets by country as of December 31, 2010
		International Growth	MSCI World ex
		and Income Fund	USA Index*
■	Euro zone
	France	10.8%	8.5%
	Germany	4.8	7.4
	Netherlands	2.3	2.3
	Portugal	1.9	.2
	Greece	1.4	.2
	Italy	1.4	2.3
	Austria	1.3	.3
	Finland	.7	1.0
	Belgium	.5	.8
	Spain	.3	2.9
	Ireland	.2	.2
	Euro zone	25.6	26.1

	Other Europe
	United Kingdom	17.5	19.1
	Switzerland	4.7	7.2
	Sweden	1.6	2.9
	Norway	.7	.7
	Czech Republic	.4	—
	Russia	.4	—
	Denmark	.1	.9
	Other Europe	25.4	30.8
	Total Europe	51.0	56.9

■	Asia/Pacific
	Japan	7.4	19.8
	Australia	6.9	7.9
	Hong Kong	3.3	2.6
	China	2.8	—
	Taiwan	2.3	—
	Singapore	1.0	1.5
	South Korea	.8	—
	India	.6	—
	Indonesia	.3	—
	New Zealand	—	.1
	Asia/Pacific	25.4	31.9

■	The Americas
	Canada	7.4	10.5
	Mexico	2.7	—
	Brazil	2.3	—
	United States	1.1	—
	The Americas	13.5	10.5

■	Other
	South Africa	2.6	—
	Israel	—	.7
	Other	2.6	.7

■	Short-term securities &
	other assets less liabilities	7.5	—

	Total	100.0%	100.0%

	*MSCI World ex USA Index market capitalizations as of December 31, 2010.
[End Sidebar]

Market strength was evident across all 10 sectors that comprise the MSCI World ex USA Index. The materials (+40.71%), energy (+32.97%) and consumer discretionary (+29.28%) sectors were areas of particular strength.

Company-by-company approach

Country and sector returns help to characterize the range of environments for International Growth and Income Fund’s holdings during the period. However, it is important to note that the securities comprising the fund’s portfolio are not chosen based on a macroeconomic approach that emphasizes particular sectors or geographies. Rather, investment decisions are made based on the fundamental merits of each company in the portfolio, regardless of where they are domiciled. This approach has resulted in a broadly diversified portfolio. (Turn to page 3 for a look at the fund’s geographic diversification.)

The fund’s diversification is evident in its top 10 holdings, which includes companies representing seven different industries. Among this group were a number of strong contributors for the fund, including electric equipment manufacturer Schneider Electric (+47.87%), Bank of Nova Scotia (+24.64%) and oil company Royal Dutch Shell (+36.20%), our largest holding. Key contributors outside the fund’s top 10 holdings included South African food retailer Shoprite Holdings (+40.86%), U.K. insurance provider Prudential (+38.95%) and European utility GDF SUEZ (+26.82%).

Nearly all of the fund’s holdings generated positive results. Among the few detractors were Japanese pharmaceutical company Shionogi & Co. (–4.57%) and Cielo (–3.78%), a Brazilian credit card operator.

Looking forward

We are encouraged by the progress we have seen in recent months and see many reasons for long-term investors to be optimistic. The global economy continues to heal, albeit at a subdued pace. And many major corporations around the world have healthy balance sheets and have seen their profits rise sharply.

However, the ongoing recovery continues to face many of the same risks that were evident in 2010. The European Union has taken unprecedented steps toward solving its sovereign debt crisis, but a number of its member nations are still grappling with heavy debt burdens. Investors might continue to worry about the potential consequences of further monetary tightening in China, as that nation seeks to maintain a healthy level of growth. In addition, Australia faced its worst floods in a half-century, which have disrupted industry, and poor harvests in Latin America and other factors could result in food price inflation.

So while we maintain a positive long-term outlook, we expect to see continued volatility in the short term. We believe that it is during periods of volatility that opportunities to invest in good companies at attractive valuations often arise.

As always, we will continue to take a company-by-company approach to investing as we seek what we believe are the best investment opportunities for our shareholders.

We thank you for making us part of your investment plans, and look forward to reporting back to you again at the close of the fiscal year.

Cordially,

/s/ Steven T. Watson

Steven T. Watson
Vice Chairman of the Board

/s/ Carl M. Kawaja

Carl M. Kawaja
President

February 11, 2011

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, December 31, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Financials	17.46%
Consumer staples	12.25
Industrials	10.00
Telecommunication services	8.97
Energy	7.94
Other industries	33.03
Other securities	2.86
Short-term securities & other assets less liabilities	7.49
[end pie chart]

Country diversification	(percent of net assets)
Euro zone*	25.6%
United Kingdom	17.5
Canada	7.4
Japan	7.4
Australia	6.9
Switzerland	4.7
Hong Kong	3.3
China	2.8
Mexico	2.7
South Africa	2.6
Other countries	11.6
Short-term securities & other assets less liabilities	7.5

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

			Percent
		Value	of net
Common stocks - 89.65%	Shares	(000)	assets

Financials - 17.46%
Bank of Nova Scotia	1,604,000	$ 92,113	2.02%
Prudential PLC	7,208,148	75,071	1.65
Industrial and Commercial Bank of China Ltd., Class H	73,708,325	54,906	1.20
Toronto-Dominion Bank	610,000	45,552	1.00
HSBC Holdings PLC (Hong Kong)	3,406,896	34,933
HSBC Holdings PLC (United Kingdom)	1,008,896	10,242.99
UBS AG (1)	2,723,000	44,704.98
Australia and New Zealand Banking Group Ltd.	1,865,664	44,557.98
Agricultural Bank of China, Class H (1)	88,501,000	44,406.97
Other securities		349,579	7.67
		796,063	17.46

Consumer staples - 12.25%
British American Tobacco PLC	3,577,500	137,406	3.01
Tesco PLC	12,643,000	83,775	1.84
Unilever NV, depository receipts	2,425,200	75,510	1.66
Shoprite Holdings Ltd.	3,585,000	54,231	1.19
Kimberly-Clark de México, SAB de CV, Class A	6,655,000	40,808.89
Pernod Ricard SA	369,660	34,756.76
Other securities		132,289	2.90
		558,775	12.25

Industrials - 10.00%
Schneider Electric SA	559,776	83,779	1.84
Siemens AG	423,500	52,461	1.15
Geberit AG	195,100	45,113.99
Marubeni Corp.	6,065,000	42,655.94
Capita Group PLC	3,855,000	41,862.92
Vallourec SA	362,000	38,022.83
AB SKF, Class B	1,255,000	35,752.78
Other securities		116,259	2.55
		455,903	10.00

Telecommunication services - 8.97%
Portugal Telecom, SGPS, SA	7,871,000	88,141	1.93
América Móvil, SAB de CV, Series L (ADR)	554,000	31,766
América Móvil, SAB de CV, Series L	10,684,600	30,687	1.37
Telstra Corp. Ltd.	20,894,000	59,623	1.31
Telekom Austria AG, non-registered shares	4,217,649	59,291	1.30
Other securities		139,695	3.06
		409,203	8.97

Energy - 7.94%
Royal Dutch Shell PLC, Class B	4,179,000	137,802	3.02
TOTAL SA	2,161,000	114,499	2.51
TransCanada Corp.	1,294,362	49,455	1.08
Other securities		60,542	1.33
		362,298	7.94

Utilities - 7.26%
Hongkong Electric Holdings Ltd.	15,028,000	94,737	2.08
National Grid PLC	10,939,655	94,320	2.07
GDF SUEZ	1,912,271	68,612	1.50
Snam Rete Gas SpA	7,000,000	34,797.76
Other securities		38,634.85
		331,100	7.26

Materials - 6.90%
Orica Ltd.	1,953,067	49,740	1.09
K+S AG	638,000	48,050	1.05
L'Air Liquide SA, non-registered shares	375,466	47,484	1.04
Impala Platinum Holdings Ltd.	1,225,000	43,321.95
Other securities		125,912	2.77
		314,507	6.90

Consumer discretionary - 6.07%
Virgin Media Inc.	1,815,000	49,441	1.09
OPAP SA	2,669,870	46,167	1.01
H & M Hennes & Mauritz AB, Class B	1,141,400	38,015.83
Toyota Motor Corp.	947,900	37,594.83
Other securities		105,484	2.31
		276,701	6.07

Information technology - 5.89%
Nintendo Co., Ltd.	292,400	85,822	1.88
Canon, Inc.	895,000	46,409	1.02
Taiwan Semiconductor Manufacturing Co. Ltd.	17,991,506	43,812.96
Other securities		92,670	2.03
		268,713	5.89

Health care - 4.57%
Novartis AG	1,248,000	73,345	1.61
Other securities		135,273	2.96
		208,618	4.57

Miscellaneous - 2.34%
Other common stocks in initial period of acquisition		106,817	2.34

Total common stocks (cost: $3,330,975,000)		4,088,698	89.65

			Percent
		Value	of net
Preferred stocks - 0.43%	Shares	(000)	assets

Financials - 0.43%
HSBC Holdings PLC, Series 2, 8.00%	400,000	$ 10,709	0.24%
Other securities		8,656.19

Total preferred stocks (cost: $15,202,000)		19,365.43

			Percent
		Value	of net
Convertible securities - 0.57%		(000)	assets

Materials - 0.57%
Other securities		26,167.57

Total convertible securities (cost: $18,645,000)		26,167.57

	Principal		Percent
	amount	Value	of net
Bonds & notes - 1.86%	(000)	(000)	assets

Consumer staples - 0.37%
British American Tobacco International Finance PLC 8.125%-9.50% 2013-2018 (2)	$ 14,159	$ 16,848.37

Other - 1.49%
Other securities		67,944	1.49

Total bonds & notes (cost: $73,061,000)		84,792	1.86

	Principal		Percent
	amount	Value	of net
Short-term securities - 7.25%	(000)	(000)	assets

U.S. Treasury Bills 0.147%-0.185% due 4/14-5/19/2011	$ 70,800	$ 70,764	1.55%
International Bank for Reconstruction and Development 0.19%-0.20% due 2/28-4/6/2011	65,200	65,181	1.43
Bank of Nova Scotia 0.09%-0.24% due 1/3-1/6/2011	62,500	62,499	1.37
Caisse d'Amortissement de la Dette Sociale 0.25% due 2/9/2011 (2)	51,400	51,387	1.13
KfW 0.25% due 3/7/2011 (2)	37,800	37,787.83
Other securities		43,197.94
Total short-term securities (cost: $330,793,000)		330,815	7.25

Total investment securities (cost: $3,768,676,000)		4,549,837	99.76
Other assets less liabilities		10,725.24

Net assets		$4,560,562	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $151,794,000, which represented 3.33% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at December 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $3,768,676)		$4,549,837
Cash		114
Receivables for:
Sales of fund's shares	$11,399
Dividends and interest	10,027	21,426
		4,571,377
Liabilities:
Payables for:
Purchases of investments	1,608
Repurchases of fund's shares	4,878
Investment advisory services	1,989
Services provided by related parties	1,235
Trustees' deferred compensation	547
Non-U.S. taxes	471
Other	87	10,815
Net assets at December 31, 2010		$4,560,562

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,759,426
Undistributed net investment income		299
Undistributed net realized gain		19,814
Net unrealized appreciation		781,023
Net assets at December 31, 2010		$4,560,562

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (146,156 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$3,243,796	103,946	$31.21
Class B	31,350	1,006	31.16
Class C	212,612	6,826	31.14
Class F-1	371,507	11,904	31.21
Class F-2	273,710	8,768	31.22
Class 529-A	51,516	1,652	31.18
Class 529-B	1,357	44	31.13
Class 529-C	11,977	385	31.08
Class 529-E	1,863	60	31.19
Class 529-F-1	1,547	50	31.22
Class R-1	4,070	131	31.16
Class R-2	18,469	594	31.11
Class R-3	16,576	532	31.18
Class R-4	7,943	254	31.21
Class R-5	21,122	674	31.32
Class R-6	291,147	9,330	31.21

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended December 31, 2010	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,259)	$68,627
Interest	4,553	$73,180

Fees and expenses*:
Investment advisory services	10,917
Distribution services	4,782
Transfer agent services	1,442
Administrative services	703
Reports to shareholders	147
Registration statement and prospectus	276
Trustees' compensation	224
Auditing and legal	15
Custodian	382
Other	66
Total fees and expenses before reimbursement	18,954
Less reimbursement of fees and expenses	6
Total fees and expenses after reimbursement		18,948
Net investment income		54,232

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain on:
Investments	20,411
Currency transactions	250	20,661
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $471)	736,081
Currency translations	476	736,557
Net realized gain and unrealized appreciation
on investments and currency		757,218
Net increase in net assets resulting
from operations		$811,450

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended December 31, 2010*	Year ended June 30, 2010
Operations:
Net investment income	$54,232	$88,460
Net realized gain on investments and currency transactions	20,661	75,412
Net unrealized appreciation (depreciation) on investments and currency translations	736,557	(134,560)
Net increase in net assets resulting from operations	811,450	29,312

Dividends and distributions paid to shareholders:
Dividends from net investment income	(61,463)	(86,523)
Distributions from net realized gain on investments	(25,100)	(40,864)
Total dividends and distributions paid to shareholders	(86,563)	(127,387)

Net capital share transactions	355,748	1,675,168

Total increase in net assets	1,080,635	1,577,093

Net assets:
Beginning of period	3,479,927	1,902,834
End of period (including undistributed
net investment income: $299 and $7,530, respectively)	$4,560,562	$3,479,927

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
             unaudited

1.	Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital with current income by investing primarily in the stocks of larger, well-established companies outside the U.S.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$796,063	$-	$-	$796,063
Consumer staples	558,775	-	-	558,775
Industrials	455,903	-	-	455,903
Telecommunication services	409,203	-	-	409,203
Energy	362,298	-	-	362,298
Utilities	331,100	-	-	331,100
Materials	314,507	-	-	314,507
Consumer discretionary	276,701	-	-	276,701
Information technology	268,713	-	-	268,713
Health care	208,618	-	-	208,618
Miscellaneous	106,817	-	-	106,817
Preferred stocks	-	19,365	-	19,365
Convertible securities	7,239	18,928	-	26,167
Bonds & notes	-	84,792	-	84,792
Short-term securities	-	330,815	-	330,815
Total	$4,095,937	$453,900	$-	$4,549,837

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market risks — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Risks of investing outside the U.S. — Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

Developing countries risks — Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Growth stocks risks — The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Income stocks risks — Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2008, the year the fund commenced operations.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2010, the fund had tax basis undistributed ordinary income of $7,470,000 and undistributed long-term capital gains of $25,070,000.

As of December 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$830,673
Gross unrealized depreciation on investment securities	(50,868)
Net unrealized appreciation on investment securities	779,805
Cost of investment securities	3,770,032

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after June 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended December 31, 2010			Year ended June 30, 2010
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$44,345	$17,858	$62,203	$93,532	$-	$93,532
Class B	318	173	491	932	-	932
Class C	2,090	1,176	3,266	4,988	-	4,988
Class F-1	4,920	2,041	6,961	10,038	-	10,038
Class F-2	3,924	1,505	5,429	7,768	-	7,768
Class 529-A	675	280	955	1,066	-	1,066
Class 529-B	13	7	20	32	-	32
Class 529-C	112	65	177	190	-	190
Class 529-E	21	10	31	36	-	36
Class 529-F-1	19	8	27	22	-	22
Class R-1	42	23	65	92	-	92
Class R-2	182	102	284	292	-	292
Class R-3	187	91	278	273	-	273
Class R-4	97	43	140	139	-	139
Class R-5	309	116	425	601	-	601
Class R-6	4,209	1,602	5,811	7,386	-	7,386
Total	$61,463	$25,100	$86,563	$127,387	$-	$127,387

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provided for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.470% on such assets in excess of $4.0 billion. The board of trustees approved an amended agreement effective January 1, 2011, lowering the series of rates to include the additional annual rate of 0.460% on daily net assets in excess of $6.5 billion. For the six months ended December 31, 2010, the investment advisory services fee was $10,917,000, which was equivalent to an annualized rate of 0.530% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of December 31, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended December 31, 2010, the total administrative services fees paid by CRMC were $6,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page and above for the six months ended December 31, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services		Commonwealth of Virginia administrative services
Class A	$3,031	$1,426	Not applicable	Not applicable		Not applicable
Class B	152	16	Not applicable	Not applicable		Not applicable
Class C	975	Included in administrative services	$143	$16		Not applicable
Class F-1	415		198	10		Not applicable
Class F-2	Not applicable		144	3		Not applicable
Class 529-A	32		19	2		$22
Class 529-B	6		1	-	*	1
Class 529-C	51		4	1		5
Class 529-E	4		1	-	*	1
Class 529-F-1	-		1	-	*	-	*
Class R-1	17		1	1		Not applicable
Class R-2	59		11	28		Not applicable
Class R-3	33		8	5		Not applicable
Class R-4	7		3	1		Not applicable
Class R-5	Not applicable		10	-	*	Not applicable
Class R-6	Not applicable		63	-	*	Not applicable
Total	$4,782	$1,442	$607	$67		$29

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $224,000, shown on the accompanying financial statements, includes $163,000 in current fees (either paid in cash or deferred) and a net increase of $61,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended December 31, 2010
Class A	$391,879	13,024	$59,534	1,949	$(244,125)	(8,291)	$207,288	6,682
Class B	3,159	105	481	15	(5,959)	(202)	(2,319)	(82)
Class C	26,185	874	3,138	102	(18,613)	(632)	10,710	344
Class F-1	74,976	2,497	6,665	218	(42,397)	(1,412)	39,244	1,303
Class F-2	43,034	1,433	4,813	158	(14,814)	(499)	33,033	1,092
Class 529-A	10,705	357	954	31	(2,798)	(94)	8,861	294
Class 529-B	171	6	20	1	(222)	(8)	(31)	(1)
Class 529-C	2,900	96	177	6	(994)	(33)	2,083	69
Class 529-E	413	14	31	1	(132)	(4)	312	11
Class 529-F-1	547	18	26	1	(34)	(1)	539	18
Class R-1	563	19	45	2	(302)	(10)	306	11
Class R-2	5,086	171	264	9	(1,990)	(67)	3,360	113
Class R-3	5,616	187	255	8	(1,406)	(47)	4,465	148
Class R-4	2,735	89	116	4	(439)	(15)	2,412	78
Class R-5	6,298	216	425	14	(2,817)	(93)	3,906	137
Class R-6	38,147	1,251	5,811	190	(2,379)	(81)	41,579	1,360
Total net increase
(decrease)	$612,414	20,357	$82,755	2,709	$(339,421)	(11,489)	$355,748	11,577

Year ended June 30, 2010
Class A	$1,547,259	53,619	$89,715	3,131	$(477,427)	(16,928)	$1,159,547	39,822
Class B	20,194	700	906	32	(11,014)	(389)	10,086	343
Class C	115,339	3,996	4,733	165	(33,576)	(1,202)	86,496	2,959
Class F-1	185,692	6,455	9,213	322	(78,192)	(2,780)	116,713	3,997
Class F-2	111,621	3,922	6,899	241	(36,034)	(1,266)	82,486	2,897
Class 529-A	30,029	1,041	1,065	37	(2,811)	(99)	28,283	979
Class 529-B	860	30	32	2	(172)	(6)	720	26
Class 529-C	7,510	260	190	6	(620)	(22)	7,080	244
Class 529-E	1,161	40	35	1	(244)	(9)	952	32
Class 529-F-1	865	29	22	1	(87)	(3)	800	27
Class R-1	1,902	65	54	2	(439)	(16)	1,517	51
Class R-2	11,793	410	255	9	(1,977)	(70)	10,071	349
Class R-3	9,766	337	232	8	(1,915)	(69)	8,083	276
Class R-4	3,797	131	95	3	(939)	(33)	2,953	101
Class R-5	10,258	383	599	21	(3,314)	(118)	7,543	286
Class R-6	152,347	5,408	7,386	259	(7,895)	(264)	151,838	5,403
Total net increase
(decrease)	$2,210,393	76,826	$121,431	4,240	$(656,656)	(23,274)	$1,675,168	57,792

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $908,143,000 and $737,281,000, respectively, during the six months ended December 31, 2010.

Financial highlights(1)

			Income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 12/31/2010(5)	$25.86	$.40	$5.57	$5.97	$(.44)	$(.18)	$(.62)	$31.21	23.14%	$3,244		.89	%⁽⁶⁾	.89	%⁽⁶⁾	2.66	%⁽⁶⁾
	Year ended 6/30/2010	24.78	.80	1.39	2.19	(.74)	(.37)	(1.11)	25.86	8.44	2,515		.94		.93		2.79
	Period from 10/1/2008(7) to 6/30/2009	25.00	.62	(.39)	.23	(.45)	-	(.45)	24.78	1.04	1,424		1.11	(6)	1.06	(6)	3.73	(6)

Class B:	Six months ended 12/31/2010(5)	25.82	.27	5.57	5.84	(.32)	(.18)	(.50)	31.16	22.63	31		1.69⁽⁶⁾		1.69⁽⁶⁾		1.84⁽⁶⁾
	Year ended 6/30/2010	24.75	.56	1.40	1.96	(.52)	(.37)	(.89)	25.82	7.60	28		1.72		1.71		1.96
	Period from 10/1/2008(7) to 6/30/2009	25.00	.53	(.42)	.11	(.36)	-	(.36)	24.75	.49	18		1.81	(6)	1.77	(6)	3.16	(6)

Class C:	Six months ended 12/31/2010(5)	25.81	.27	5.56	5.83	(.32)	(.18)	(.50)	31.14	22.59	213		1.75⁽⁶⁾		1.75⁽⁶⁾		1.80⁽⁶⁾
	Year ended 6/30/2010	24.75	.57	1.38	1.95	(.52)	(.37)	(.89)	25.81	7.55	167		1.75		1.74		2.00
	Period from 10/1/2008(7) to 6/30/2009	25.00	.51	(.41)	.10	(.35)	-	(.35)	24.75	.48	87		1.84	(6)	1.80	(6)	3.07	(6)

Class F-1:	Six months ended 12/31/2010(5)	25.86	.39	5.57	5.96	(.43)	(.18)	(.61)	31.21	23.10	371		.96⁽⁶⁾		.96⁽⁶⁾		2.59⁽⁶⁾
	Year ended 6/30/2010	24.78	.79	1.39	2.18	(.73)	(.37)	(1.10)	25.86	8.41	274		.97		.96		2.76
	Period from 10/1/2008(7) to 6/30/2009	25.00	.63	(.39)	.24	(.46)	-	(.46)	24.78	1.06	164		1.07	(6)	1.03	(6)	3.76	(6)

Class F-2:	Six months ended 12/31/2010(5)	25.87	.43	5.57	6.00	(.47)	(.18)	(.65)	31.22	23.24	274		.70⁽⁶⁾		.70⁽⁶⁾		2.85⁽⁶⁾
	Year ended 6/30/2010	24.79	.86	1.39	2.25	(.80)	(.37)	(1.17)	25.87	8.69	199		.71		.70		3.02
	Period from 10/1/2008(7) to 6/30/2009	25.00	.60	(.31)	.29	(.50)	-	(.50)	24.79	1.28	119		.82	(6)	.76	(6)	3.57	(6)

Class 529-A:	Six months ended 12/31/2010(5)	25.85	.39	5.56	5.95	(.44)	(.18)	(.62)	31.18	23.11	52		.93⁽⁶⁾		.93⁽⁶⁾		2.63⁽⁶⁾
	Year ended 6/30/2010	24.77	.82	1.35	2.17	(.72)	(.37)	(1.09)	25.85	8.33	35		.99		.98		2.87
	Period from 10/1/2008(7) to 6/30/2009	25.00	.70	(.49)	.21	(.44)	-	(.44)	24.77	.96	9		1.20	(6)	1.16	(6)	4.16	(6)

Class 529-B:	Six months ended 12/31/2010(5)	25.80	.26	5.55	5.81	(.30)	(.18)	(.48)	31.13	22.56	1		1.80⁽⁶⁾		1.80⁽⁶⁾		1.74⁽⁶⁾
	Year ended 6/30/2010	24.74	.55	1.38	1.93	(.50)	(.37)	(.87)	25.80	7.49	1		1.82		1.81		1.94
	Period from 10/1/2008(7) to 6/30/2009	25.00	.50	(.41)	.09	(.35)	-	(.35)	24.74	.43	-	(8)	1.93	(6)	1.88	(6)	3.00	(6)

Class 529-C:	Six months ended 12/31/2010(5)	25.77	.26	5.54	5.80	(.31)	(.18)	(.49)	31.08	22.54	12		1.79⁽⁶⁾		1.79⁽⁶⁾		1.77⁽⁶⁾
	Year ended 6/30/2010	24.72	.59	1.35	1.94	(.52)	(.37)	(.89)	25.77	7.53	8		1.81		1.80		2.08
	Period from 10/1/2008(7) to 6/30/2009	25.00	.65	(.57)	.08	(.36)	-	(.36)	24.72	.41	2		1.91	(6)	1.88	(6)	3.81	(6)

Class 529-E:	Six months ended 12/31/2010(5)	$25.85	$.34	$5.56	$5.90	$(.38)	$(.18)	$(.56)	$31.19	22.92%	$2		1.28	%⁽⁶⁾	1.28	%⁽⁶⁾	2.26	%⁽⁶⁾
	Year ended 6/30/2010	24.78	.75	1.33	2.08	(.64)	(.37)	(1.01)	25.85	8.01	1		1.30		1.29		2.64
	Period from 10/1/2008(7) to 6/30/2009	25.00	.74	(.56)	.18	(.40)	-	(.40)	24.78	.82	-	(8)	1.39	(6)	1.35	(6)	4.36	(6)

Class 529-F-1:	Six months ended 12/31/2010(5)	25.87	.43	5.56	5.99	(.46)	(.18)	(.64)	31.22	23.21	2		.78⁽⁶⁾		.78⁽⁶⁾		2.84⁽⁶⁾
	Year ended 6/30/2010	24.79	.91	1.32	2.23	(.78)	(.37)	(1.15)	25.87	8.60	1		.79		.78		3.18
	Period from 10/1/2008(7) to 6/30/2009	25.00	.76	(.49)	.27	(.48)	-	(.48)	24.79	1.18	-	(8)	.90	(6)	.86	(6)	4.48	(6)

Class R-1:	Six months ended 12/31/2010(5)	25.82	.29	5.56	5.85	(.33)	(.18)	(.51)	31.16	22.70	4		1.63⁽⁶⁾		1.62⁽⁶⁾		1.92⁽⁶⁾
	Year ended 6/30/2010	24.76	.59	1.37	1.96	(.53)	(.37)	(.90)	25.82	7.58	3		1.71		1.70		2.06
	Period from 10/1/2008(7) to 6/30/2009	25.00	.45	(.34)	.11	(.35)	-	(.35)	24.76	.52	2		1.82	(6)	1.77	(6)	2.68	(6)

Class R-2:	Six months ended 12/31/2010(5)	25.79	.27	5.55	5.82	(.32)	(.18)	(.50)	31.11	22.60	18		1.80⁽⁶⁾		1.72⁽⁶⁾		1.84⁽⁶⁾
	Year ended 6/30/2010	24.74	.61	1.34	1.95	(.53)	(.37)	(.90)	25.79	7.57	13		1.81		1.73		2.15
	Period from 10/1/2008(7) to 6/30/2009	25.00	.54	(.44)	.10	(.36)	-	(.36)	24.74	.48	3		1.88	(6)	1.78	(6)	3.22	(6)

Class R-3:	Six months ended 12/31/2010(5)	25.84	.35	5.56	5.91	(.39)	(.18)	(.57)	31.18	22.90	17		1.27⁽⁶⁾		1.27⁽⁶⁾		2.31⁽⁶⁾
	Year ended 6/30/2010	24.78	.75	1.33	2.08	(.65)	(.37)	(1.02)	25.84	8.02	10		1.30		1.29		2.65
	Period from 10/1/2008(7) to 6/30/2009	25.00	.61	(.42)	.19	(.41)	-	(.41)	24.78	.85	3		1.38	(6)	1.33	(6)	3.64	(6)

Class R-4:	Six months ended 12/31/2010(5)	25.86	.40	5.57	5.97	(.44)	(.18)	(.62)	31.21	23.11	8		.96⁽⁶⁾		.95⁽⁶⁾		2.67⁽⁶⁾
	Year ended 6/30/2010	24.79	.84	1.33	2.17	(.73)	(.37)	(1.10)	25.86	8.38	5		.98		.96		2.93
	Period from 10/1/2008(7) to 6/30/2009	25.00	.61	(.37)	.24	(.45)	-	(.45)	24.79	1.09	2		1.07	(6)	1.02	(6)	3.63	(6)

Class R-5:	Six months ended 12/31/2010(5)	25.95	.43	5.59	6.02	(.47)	(.18)	(.65)	31.32	23.26	21		.68⁽⁶⁾		.68⁽⁶⁾		2.87⁽⁶⁾
	Year ended 6/30/2010	24.86	.85	1.41	2.26	(.80)	(.37)	(1.17)	25.95	8.69	14		.72		.70		2.96
	Period from 10/1/2008(7) to 6/30/2009	25.00	.76	(.47)	.29	(.43)	-	(.43)	24.86	1.28	6		.81	(6)	.78	(6)	4.65	(6)

Class R-6:	Six months ended 12/31/2010(5)	25.86	.44	5.57	6.01	(.48)	(.18)	(.66)	31.21	23.30	291		.63⁽⁶⁾		.63⁽⁶⁾		2.94⁽⁶⁾
	Year ended 6/30/2010	24.78	.90	1.37	2.27	(.82)	(.37)	(1.19)	25.86	8.74	206		.66		.65		3.16
	Period from 5/1/2009 to 6/30/2009	22.97	.25	1.90	2.15	(.34)	-	(.34)	24.78	9.38	64		.12		.12		1.01

	Six months ended December 31, 2010(5)	Year ended June 30, 2010	For the period 10/1/2008(7) to 6/30/2009

Portfolio turnover rate for all share classes	20%	16%	33%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Commencement of operations.
(8)Amount less than $1 million.

See Notes to Financial Statements

Expense example
          unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010, through December 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/2010	Ending account value 12/31/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,231.42	$5.01	.89%
Class A -- assumed 5% return	1,000.00	1,020.72	4.53	.89
Class B -- actual return	1,000.00	1,226.33	9.48	1.69
Class B -- assumed 5% return	1,000.00	1,016.69	8.59	1.69
Class C -- actual return	1,000.00	1,225.89	9.82	1.75
Class C -- assumed 5% return	1,000.00	1,016.38	8.89	1.75
Class F-1 -- actual return	1,000.00	1,231.02	5.40	.96
Class F-1 -- assumed 5% return	1,000.00	1,020.37	4.89	.96
Class F-2 -- actual return	1,000.00	1,232.44	3.94	.70
Class F-2 -- assumed 5% return	1,000.00	1,021.68	3.57	.70
Class 529-A -- actual return	1,000.00	1,231.14	5.23	.93
Class 529-A -- assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 529-B -- actual return	1,000.00	1,225.56	10.10	1.80
Class 529-B -- assumed 5% return	1,000.00	1,016.13	9.15	1.80
Class 529-C -- actual return	1,000.00	1,225.39	10.04	1.79
Class 529-C -- assumed 5% return	1,000.00	1,016.18	9.10	1.79
Class 529-E -- actual return	1,000.00	1,229.23	7.19	1.28
Class 529-E -- assumed 5% return	1,000.00	1,018.75	6.51	1.28
Class 529-F-1 -- actual return	1,000.00	1,232.07	4.39	.78
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.27	3.97	.78
Class R-1 -- actual return	1,000.00	1,226.99	9.09	1.62
Class R-1 -- assumed 5% return	1,000.00	1,017.04	8.24	1.62
Class R-2 -- actual return	1,000.00	1,226.05	9.65	1.72
Class R-2 -- assumed 5% return	1,000.00	1,016.53	8.74	1.72
Class R-3 -- actual return	1,000.00	1,228.99	7.14	1.27
Class R-3 -- assumed 5% return	1,000.00	1,018.80	6.46	1.27
Class R-4 -- actual return	1,000.00	1,231.11	5.34	.95
Class R-4 -- assumed 5% return	1,000.00	1,020.42	4.84	.95
Class R-5 -- actual return	1,000.00	1,232.63	3.83	.68
Class R-5 -- assumed 5% return	1,000.00	1,021.78	3.47	.68
Class R-6 -- actual return	1,000.00	1,232.95	3.55	.63
Class R-6 -- assumed 5% return	1,000.00	1,022.03	3.21	.63

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2011. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $6.5 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital with current income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2010:
			Life
	1 year	5 years	of class
Class B shares1 — first sold 10/1/08
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	2.74%	—	11.83%
Not reflecting CDSC	7.74	—	13.37

Class C shares — first sold 10/1/08
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	6.69	—	13.32
Not reflecting CDSC	7.69	—	13.32

Class F-1 shares2 — first sold 10/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	8.58	—	14.22

Class F-2 shares2 — first sold 10/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	8.84	—	14.52

Class 529-A shares3 — first sold 10/1/08
Reflecting 5.75% maximum sales charge	2.30	—	11.17
Not reflecting maximum sales charge	8.56	—	14.15

Class 529-B shares1,3 — first sold 10/1/08
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	2.66	—	11.71
Not reflecting CDSC	7.66	—	13.25

Class 529-C shares3 — first sold 10/1/08
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	6.66	—	13.25
Not reflecting CDSC	7.66	—	13.25

Class 529-E shares2,3 — first sold 10/1/08	8.21	—	13.84

Class 529-F-1 shares2,3 — first sold 10/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	8.74	—	14.42

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 1, 2008, through December 31, 2008, and reimbursed other fees and expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Applicable fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 28 to 31 for details.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2010, portfolio of International Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

International Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of International Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
>International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-934-0211P

Litho in USA CGD/ACME/9996-S26362

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio

December 31, 2010
unaudited
Common stocks — 89.65%	Shares	Value (000)

FINANCIALS — 17.46%
Bank of Nova Scotia	1,604,000	$92,113
Prudential PLC	7,208,148	75,071
Industrial and Commercial Bank of China Ltd., Class H	73,708,325	54,906
Toronto-Dominion Bank	610,000	45,552
HSBC Holdings PLC (Hong Kong)	3,406,896	34,933
HSBC Holdings PLC (United Kingdom)	1,008,896	10,242
UBS AG1	2,723,000	44,704
Australia and New Zealand Banking Group Ltd.	1,865,664	44,557
Agricultural Bank of China, Class H1	88,501,000	44,406
AXA SA	2,079,939	34,604
Sampo Oyj, Class A	1,235,000	33,089
Fairfax Financial Holdings Ltd.	70,000	28,669
Hong Kong Exchanges and Clearing Ltd.	1,185,000	26,878
QBE Insurance Group Ltd.	1,375,000	25,525
Itaú Unibanco Holding SA, preferred nominative	998,000	23,922
Singapore Exchange Ltd.	3,430,000	22,504
Standard Chartered PLC	795,597	21,403
United Overseas Bank Ltd.	1,485,000	21,060
Nomura Holdings, Inc.	3,219,900	20,424
DnB NOR ASA	1,417,777	19,900
Longfor Properties Co. Ltd.	10,500,000	14,616
Allianz SE	118,150	14,041
Société Générale	233,062	12,526
ING Groep NV, depository receipts1	928,568	9,033
Banco Bilbao Vizcaya Argentaria, SA	840,000	8,486
BNP Paribas SA	106,536	6,778
Absa Group Ltd.	288,000	6,121
		796,063

CONSUMER STAPLES — 12.25%
British American Tobacco PLC	3,577,500	137,406
Tesco PLC	12,643,000	83,775
Unilever NV, depository receipts	2,425,200	75,510
Shoprite Holdings Ltd.	3,585,000	54,231
Kimberly-Clark de México, SAB de CV, Class A	6,655,000	40,808
Pernod Ricard SA	369,660	34,756
Coca-Cola Amatil Ltd.	2,621,731	29,121
Anheuser-Busch InBev NV	375,000	21,448
Grupo Modelo, SAB de CV, Series C	3,425,000	21,199
X5 Retail Group NV (GDR)1	360,000	16,650
Foster’s Group Ltd.	2,865,000	16,644
Wesfarmers Ltd.	500,000	16,365
Imperial Tobacco Group PLC	354,000	10,862
		558,775

INDUSTRIALS — 10.00%
Schneider Electric SA	559,776	83,779
Siemens AG	423,500	52,461
Geberit AG	195,100	45,113
Marubeni Corp.	6,065,000	42,655
Capita Group PLC	3,855,000	41,862
Vallourec SA	362,000	38,022
AB SKF, Class B	1,255,000	35,752
Mitsubishi Corp.	1,151,200	31,166
Cia. de Concessões Rodoviárias, ordinary nominative	1,000,000	28,253
Adani Enterprises Ltd.	1,300,000	18,894
Qantas Airways Ltd.1	5,826,126	15,136
Orkla AS	1,207,800	11,736
Ryanair Holdings PLC (ADR)	360,000	11,074
		455,903

TELECOMMUNICATION SERVICES — 8.97%
Portugal Telecom, SGPS, SA	7,871,000	88,141
América Móvil, SAB de CV, Series L (ADR)	554,000	31,766
América Móvil, SAB de CV, Series L	10,684,600	30,687
Telstra Corp. Ltd.	20,894,000	59,623
Telekom Austria AG, non-registered shares	4,217,649	59,291
Taiwan Mobile Co., Ltd.	14,430,000	34,496
Bell Aliant Regional Communications Income Fund	855,000	22,349
KT Corp.	429,485	17,502
Telefónica 02 Czech Republic, AS	842,000	17,139
Koninklijke KPN NV	1,000,000	14,592
China Telecom Corp. Ltd., Class H	27,650,000	14,478
France Télécom SA	480,800	10,020
Telefónica, SA	283,000	6,416
Vodafone Group PLC	1,045,500	2,703
		409,203

ENERGY — 7.94%
Royal Dutch Shell PLC, Class B	4,179,000	137,802
TOTAL SA	2,161,000	114,499
TransCanada Corp.	1,294,362	49,455
Saipem SpA, Class S	575,700	28,341
Oil Search Ltd.	2,750,000	19,802
Uranium One Inc.	2,590,000	12,399
		362,298

UTILITIES — 7.26%
Hongkong Electric Holdings Ltd.	15,028,000	94,737
National Grid PLC	10,939,655	94,320
GDF SUEZ	1,912,271	68,612
Snam Rete Gas SpA	7,000,000	34,797
CLP Holdings Ltd.	1,550,000	12,583
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	646,181	10,397
E.ON AG	275,000	8,428
SUEZ Environnement Co.	350,000	7,226
		331,100

MATERIALS — 6.90%
Orica Ltd.	1,953,067	49,740
K+S AG	638,000	48,050
L’Air Liquide SA, non-registered shares	375,466	47,484
Impala Platinum Holdings Ltd.	1,225,000	43,321
BHP Billiton PLC (ADR)	394,600	31,766
Syngenta AG	80,800	23,635
PT Semen Gresik (Persero) Tbk	15,300,000	16,047
Shin-Etsu Chemical Co., Ltd.	290,000	15,716
BASF SE	195,000	15,557
Anglo American PLC	235,000	12,236
Barrick Gold Corp.	206,000	10,955
		314,507

CONSUMER DISCRETIONARY — 6.07%
Virgin Media Inc.	1,815,000	49,441
OPAP SA	2,669,870	46,167
H & M Hennes & Mauritz AB, Class B	1,141,400	38,015
Toyota Motor Corp.	947,900	37,594
Bayerische Motoren Werke AG	280,000	22,019
Daimler AG1	294,000	19,930
Naspers Ltd., Class N	275,000	16,195
Volkswagen AG, nonvoting preferred	87,000	14,114
Thomson Reuters Corp.	345,000	12,921
Intercontinental Hotels Group PLC	550,000	10,659
Esprit Holdings Ltd.	2,026,442	9,646
		276,701

INFORMATION TECHNOLOGY — 5.89%
Nintendo Co., Ltd.	292,400	85,822
Canon, Inc.	895,000	46,409
Taiwan Semiconductor Manufacturing Co. Ltd.	17,991,506	43,812
HTC Corp.	931,050	28,740
Samsung Electronics Co. Ltd.	24,000	20,069
Keyence Corp.	66,000	19,120
Cielo SA, ordinary nominative	2,065,000	16,731
HOYA CORP.	329,800	8,010
		268,713

HEALTH CARE — 4.57%
Novartis AG	1,248,000	73,345
GlaxoSmithKline PLC	1,500,000	28,999
Smith & Nephew PLC	2,531,000	26,695
CSL Ltd.	610,000	22,642
Sanofi-aventis	331,000	21,165
Roche Holding AG	129,600	18,990
Shionogi & Co., Ltd.	850,000	16,782
		208,618

MISCELLANEOUS — 2.34%
Other common stocks in initial period of acquisition		106,817

Total common stocks (cost: $3,330,975,000)		4,088,698

Preferred stocks — 0.43%

FINANCIALS — 0.43%
HSBC Holdings PLC, Series 2, 8.00%	400,000	10,709
SMFG Preferred Capital USD 3 Ltd. 9.50%2,3	5,410,000	6,316
Resona Preferred Global Securities (Cayman) Ltd. 7.191%2,3	2,355,000	2,340

Total preferred stocks (cost: $15,202,000)		19,365

Convertible securities — 0.57%	Shares or principal amount	Value (000)

MATERIALS — 0.57%
Sino-Forest Corp. 4.25% convertible notes 20162	$14,400,000	$18,928
Vale SA 6.75% convertible preferred 2012	75,000	7,239

Total convertible securities (cost: $18,645,000)		26,167

	Principal amount
Bonds & notes — 1.86%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.66%
Brazilian Treasury Bill 0% 2011	BRL28,700	17,293
Greek Government, Series 30, 4.60% 2040	€18,000	13,022
		30,315

FINANCIALS — 0.52%
Westfield Group 5.40% 20122	$175	185
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	430	457
Westfield Group 5.70% 20162	4,540	4,907
Westfield Group 7.125% 20182	8,940	10,299
Société Générale 6.999% (undated)3	€6,200	7,705
		23,553

CONSUMER STAPLES — 0.37%
British American Tobacco International Finance PLC 8.125% 20132	$12,159	14,212
British American Tobacco International Finance PLC 9.50% 20182	2,000	2,636
		16,848

CONSUMER DISCRETIONARY — 0.26%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	2,995	3,095
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,450	1,454
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,642	4,933
DaimlerChrysler North America Holding Corp. 6.50% 2013	1,990	2,254
		11,736

TELECOMMUNICATION SERVICES — 0.05%
Digicel Group Ltd. 12.00% 20142	2,000	2,340

Total bonds & notes (cost: $73,061,000)		84,792

Short-term securities — 7.25%

U.S. Treasury Bills 0.147%–0.185% due 4/14–5/19/2011	70,800	70,764
International Bank for Reconstruction and Development 0.19%–0.20% due 2/28–4/6/2011	65,200	65,181
Bank of Nova Scotia 0.09%–0.24% due 1/3–1/6/2011	62,500	62,499
Caisse d’Amortissement de la Dette Sociale 0.25% due 2/9/20112	51,400	51,387
KfW 0.25% due 3/7/20112	37,800	37,787
Deutsche Bank Financial LLC 0.24% due 1/13/2011	20,100	20,099
Freddie Mac 0.25% due 1/18/2011	18,800	18,798
Fannie Mae 0.24% due 1/5/2011	4,300	4,300

Total short-term securities (cost: $330,793,000)		330,815

Total investment securities (cost: $3,768,676,000)		4,549,837
Other assets less liabilities		10,725

Net assets		$4,560,562

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $151,794,000, which represented 3.33% of the net assets of the fund.

3Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
€ = Euros

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-934-0211O-S25501

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2011

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: February 28, 2011